Reporting and Accounting Policies Property, Plant, and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total cost	$ 2,535.9	$ 2,585.1
Accumulated depreciation	(1,655.1)	(1,551.1)
Balance at end of year	880.8	1,034.0
Land
Property, Plant and Equipment [Line Items]
Total cost	102.6	123.1
Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Total cost	732.9	844.1
Capitalized software
Property, Plant and Equipment [Line Items]
Total cost	467.5	475.4
Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Total cost	486.4	427.6
Computer equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 353.3	318.1
Useful Lives	3 years
All other property and equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 393.2	$ 396.8
Lower Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	7 years
Lower Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Lower Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	1 year
Lower Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Upper Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	40 years
Upper Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	10 years
Upper Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	6 years
Upper Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	10 years